CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (130,368)	$ (83,946)	$ (5,758)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	16,203	14,228	15,475
Share-based compensation	120,821	95,436	71,849
Amortization of premium and accretion of discount on marketable securities, net	3,894	7,532	3,068
Deferred income taxes, net	(15,630)	(11,972)	(1,988)
Amortization of debt discount and issuance costs	2,980	17,792	17,183
Increase in trade receivables	(7,606)	(20,083)	(17,315)
Increase in prepaid expenses, other current and long-term assets and others	(37,141)	(44,423)	(25,845)
Changes in operating lease right-of-use assets	4,558	6,204	5,358
Increase in trade payables	4,053	1,499	558
Increase in short-term and long-term deferred revenue	91,167	74,767	45,397
Increase in employees and payroll accruals	714	23,821	7,846
Increase (decrease) in accrued expenses and other current and long-term liabilities	4,801	(101)	(4,544)
Changes in operating lease liabilities	(8,738)	(6,014)	(4,515)
Net cash provided by operating activities	49,708	74,740	106,769
Cash flows from investing activities:
Proceeds from (investment in) short-term and long-term deposits, net	35,669	(105,069)	(123,054)
Investment in marketable securities and other	(375,731)	(357,210)	(405,193)
Proceeds from sales and maturities of marketable securities	325,472	243,013	191,637
Purchase of property and equipment	(12,517)	(8,928)	(7,174)
Business acquisitions, net of cash acquired (Schedule A)	(41,285)	0	(68,603)
Net cash used in investing activities	(68,392)	(228,194)	(412,387)
Cash flows from financing activities:
Proceeds from (payments of) withholding tax related to employee stock plans	(184)	(789)	1,069
Proceeds from exercise of stock options	1,968	11,738	12,180
Proceeds in connection with employee stock purchase plan	15,143	0	0
Payments of contingent consideration related to acquisitions (Schedule A)	(4,702)	0	0
Net cash provided by financing activities	12,225	10,949	13,249
Decrease in cash, cash equivalents and restricted cash	(6,459)	(142,505)	(292,369)
Effect of exchange rate differences on cash, cash equivalents and restricted cash	(3,053)	(689)	0
Cash, cash equivalents and restricted cash at the beginning of the year	356,850	500,044	792,413
Cash, cash equivalents and restricted cash at the end of the year	347,338	356,850	500,044
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	28,256	0	3,237
Non-cash purchase of property and equipment	1,769	2,165	1,639
Exercise of stock options	0	127	916
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes, net	9,302	8,404	11,424
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	347,338	356,850	499,992
Restricted cash included in other long-term assets	0	0	52
Total cash, cash equivalents and restricted cash	347,338	356,850	500,044
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Goodwill	153,241	$ 123,717	$ 123,717
AAPI1, Inc. [Member]
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net	(9)
Goodwill	11,809
Technology	6,716
Deferred taxes asset, net	(827)
Total	17,689
C3M, LLC [Member]
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net	(293)
Property and equipment	30
Other long-term liabilities	(445)
Goodwill	17,715
Technology	9,581
Deferred taxes asset, net	1,710
Total	$ 28,298